SUPPLEMENTAL CASH FLOW INFORMATION - Net Change in Non-Cash Working Capital (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jul. 01, 2017	Jun. 30, 2018	Jul. 01, 2017
Cash (used for) provided by:
Accounts receivable	$ (29)	$ (17)	$ (43)	$ (37)
Prepaids	1	(1)	2	3
Inventory	12	14	(24)	(20)
Accounts payable and accrued liabilities	35	6	(9)	(1)
Increase (decrease) in working capital	19	2	(74)	(55)
Cash interest paid	17	17	17	25
Cash interest received	0	0	(1)	0
Cash income taxes paid	28	1	101	3
Cash income taxes received	$ 0	$ 0	$ (3)	$ (1)